Net Loss per Share - Computation of Basic and Diluted Net Loss per Share (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Net Loss Per Share
Net loss - basic and diluted	$ (9,579)	$ (4,202)	$ (29,397)	$ (17,347)
Weighted-average common shares outstanding:
Basic (in shares)	19,203,089	19,181,898	19,193,932	19,134,096
Diluted (in shares)	19,203,089	19,181,898	19,193,932	19,134,096
Net loss per share:
Basic (in dollars per share)	$ (0.5)	$ (0.22)	$ (1.53)	$ (0.91)
Diluted (in dollars per share)	$ (0.5)	$ (0.22)	$ (1.53)	$ (0.91)
Cara Therapeutics, Inc.
Net Loss Per Share
Net loss - basic and diluted	$ (4,906)	$ (30,696)	$ (70,867)	$ (118,513)	$ (85,474)
Weighted-average common shares outstanding:
Basic (in shares)	1,524,116	1,516,336	1,520,913	1,504,141	1,490,377
Diluted (in shares)	1,524,116	1,516,336	1,520,913	1,504,141	1,490,377
Net loss per share:
Basic (in dollars per share)	$ (3.22)	$ (20.24)	$ (46.6)	$ (78.79)	$ (57.35)
Diluted (in dollars per share)	$ (3.22)	$ (20.24)	$ (46.6)	$ (78.79)	$ (57.35)